Related Parties Transactions - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2011 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Aug. 31, 2011 SGD ($)
Disclosure of transactions between related parties [Line Items]
Lease contract value		$ 9,597	$ 9,758
Lease contract value, prepayment amount				$ 1,551
Interest on lease liabilities		80	85	0
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease contract value		999	1,212
Interest on lease liabilities		$ 9	$ 11
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease term	15 years
Lease contract value	$ 6,000				$ 261
Lease contract value, prepayment amount	$ 3,068
Rental expense				394
Rental expense, offsetting credit of the prepayment				204
Rental expense, additional accrual				$ 190